Taxation (Details 3) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments (as a percent)	(942.70%)	45.30%	1.00%
Tax effect of tax-exempt entities (as a percent)	588.60%	(36.10%)	(13.50%)
Effect on tax rates in different tax jurisdiction (as a percent)	30.50%	(3.60%)	(0.30%)
Tax effect of non-deductible expenses (as a percent)	536.00%	(28.10%)	(10.80%)
Tax effect of non-taxable income (as a percent)	(14.00%)	0.10%	0.20%
Changes in valuation allowance (as a percent)	(120.80%)	(11.40%)	(0.90%)
Expiration of loss carry forwards (as a percent)	12.80%	0.00%	(0.50%)
Effective tax rates (as a percent)	115.40%	(8.80%)	0.20%
Effect of tax holiday
Tax holiday effect	¥ 1,140,251	¥ 852,776	¥ 80,892
Effect of tax holiday on basic net loss per share	¥ 0.40	¥ 0.30	¥ 0.03
Effect of tax holiday on diluted net loss per share	¥ 0.39	¥ 0.30	¥ 0.03
Deferred tax assets
Allowance for doubtful accounts				¥ 52,117	¥ 54,116
Deferred revenues				299,723	186,291
Net operating loss carry forwards				1,286,980	1,386,273
Less: valuation allowance	¥ (1,626,680)	¥ (1,299,200)	¥ (931,458)	(1,480,570)	(1,626,680)
Net deferred tax assets				158,250
Deferred tax liabilities
Intangible assets arisen from business combination				882,248	907,356
Total deferred tax liabilities				882,248	¥ 907,356
Net operating loss carry forwards				¥ 5,159,379
Movement of valuation allowance
Balance at beginning of the period	1,626,680	1,299,200	931,458
Additions	807,558	1,324,793	1,148,265
Reversals	(953,668)	(997,313)	(780,523)
Balance at end of the period	¥ 1,480,570	¥ 1,626,680	¥ 1,299,200